Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets:

The Company's identified finite-lived intangible assets associated with trade names and software are being amortized over their useful lives. Trade names and software are included in "Intangible assets, net" in the accompanying consolidated balance sheets net of accumulated amortization.

						Amortization Schedule
	Balance as of December 31, 2012	Amortization for the year ended December 31, 2013	Balance as of December 31, 2013	2014	2015	2016	2017	2018

Trade names	$ 4,635	$877	$3,758	$877	$877	$877	$877	$250
Software	2,984	567	2,417	566	566	566	566	153
Total Intangible Assets, net	$ 7,619	$1,444	$6,175	$ 1,443	$ 1,443	$ 1,443	$ 1,443	$ 403